ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

C-Bond Systems, LLC (the "Company") is a limited liability company incorporated in Texas on August 7, 2013 and is a nanotechnology company and sole owner, developer and manufacturer of the patented C-Bond technology. The Company is engaged in the implementation of proprietary and nanotechnology applications and processes to enhance properties of strength, functionality and sustainability within brittle material systems. The Company presently has a focus in the multi-billion dollar glass and window film industry with target markets in the United States and internationally.

On April 25, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with WestMountain Alternative Energy, Inc. ("WestMountain") and its subsidiary, WETM Acquisition Corp. ("Acquisition Sub"). Pursuant to the terms of the Merger Agreement, on April 25, 2018, or the Closing Date, the Acquisition Sub merged with and into the Company, which was the surviving corporation. Accordingly, the Company became a wholly-owned subsidiary of WestMountain (See Note 10).

Basis of presentation and principles of consolidation

The Company's consolidated financial statements include the financial statements of its wholly-owned subsidiaries, C-Bond R&D Solutions, LLC, C-Bond Industrial Solutions, LLC, and C-Bond Security Solutions, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company had a net loss of $8,299,692 and $5,872,268 for the years ended December 31, 2017 and 2016, respectively.  The net cash used in operations were $1,084,508 and $1,633,631 for the years ended December 31, 2017 and 2016, respectively. Additionally, the Company had an accumulated deficit, a members' deficit and a working capital deficit of $22,854,556, $681,043 and $688,226, respectively, at December 31, 2017. These factors raise substantial doubt about the Company's ability to continue as a going concern for a period of twelve months from the date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. The Company is seeking to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from sales of member units and from the issuance of convertible promissory notes, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail its operations. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.